INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	6 Months Ended
Jun. 30, 2023
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS
The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as of June 30, 2023 and December 31, 2022:

(in thousands of $)	June 30, 2023
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	23,424	29,862	53,286
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	66,574	61,362	127,936
Less: unearned income	(5,235)	(11,258)	(16,493)
Total investment in sales-type lease, direct financing lease and leaseback assets	61,339	50,104	111,443
Allowance for expected credit losses*	(80)	(13)	(93)
Total investment in sales-type lease, direct financing lease and leaseback assets	61,259	50,091	111,350
Current portion	22,188	4,317	26,505
Long-term portion	39,071	45,774	84,845

(in thousands of $)	December 31, 2022
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	30,708	34,160	64,868
Purchase obligations at the end of the leases	43,150	31,500	74,650
Net minimum lease payments receivable	73,858	65,660	139,518
Less: unearned income	(7,252)	(13,051)	(20,303)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,606	52,609	119,215
Allowance for expected credit losses*	(102)	(90)	(192)
Total investment in sales-type lease, direct financing lease and leaseback assets	66,504	52,519	119,023
Current portion	10,794	4,638	15,432
Long-term portion	55,710	47,881	103,591

*See Note 18: Allowance for Expected Credit Losses.

As of June 30, 2023, the Company had a total of nine vessel charters accounted for as sales-type and direct financing leases (December 31, 2022: nine vessels) and one vessel charter classified as a leaseback asset (December 31, 2022: one vessel).

Investments in sales-type and direct financing leases

As of June 30, 2023, the Company had nine (December 31, 2022: nine) container vessels accounted for as sales-type leases, all of which are on long-term bareboat charters to MSC. The terms of the charters for the nine container vessels provide the charterer with a minimum fixed price purchase obligation at the expiry of each of the charters.

Investments in leaseback assets

When a sale and leaseback transaction does not qualify for sale accounting, the Company does not recognize the transferred vessels and instead accounts for the purchase as a leaseback asset.
In May 2020, the Company acquired a newbuild VLCC from Landbridge Universal Limited (“Landbridge”) where control was not deemed to have passed to the Company due to the existence of repurchase options in the lease on acquisition and therefore was classified as a leaseback asset. Upon delivery, the vessel immediately commenced a seven-year bareboat charter back to Landbridge. Landbridge had purchase options throughout the term of the charters and there was a purchase obligation at the end of the seven-year period. In August 2023, Landbridge declared a purchase option on the vessel and the vessel was delivered to them later that month. (See also Note 20: Subsequent Events).